Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

18.	Income Taxes

(a)	Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to income, corporation or capital gains tax, and no withholding tax is imposed upon the payment of dividends.

(b)	British Virgin Island

Pursuant to the rules and regulations of the British Virgin Island, the Group is not subject to any income tax in the British Virgin Island.

(c)	Hong Kong Profits Tax

The Group’s subsidiaries incorporated in Hong Kong are subject to a two-tiered income tax rate on its taxable income generated from operations in Hong Kong effective on April 1, 2018. The first HK$2 million of profits earned by its subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. Under the Hong Kong tax laws, which are effective from January 1, 2023, entities in HK are exempted from the Hong Kong income tax on its foreign-derived income if the HK entities meet economic substance requirement or participation requirement. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

(d)	Singapore

Tax on corporate income is imposed at a flat rate of 17%. A partial tax exemption and a three-year start-up tax exemption for qualifying start-up companies are available. Under partial tax exemption, 75% of the first SGD 10,000 of chargeable income is tax exempt and 50% of the next SGD 190,000 of chargeable income is tax exempt. Under start-up tax exemption, 75% of the first SGD 100,000 of chargeable income is tax exempt and 50% of the next SGD 100,000 of chargeable income is tax exempt. The start-up exemption is not available to property development and investment holding companies.

(e)	PRC Enterprise Income Tax (“EIT”)

Shanghai Intchains obtained its High and New Technology Enterprise (“HNTE”) certificate in 2019 with a three-year validity period. Shanghai Intchains subsequently received approvals from the relevant tax authorities for the renewal of its HNTE status in December 2022 and December 2025. Consequently, Shanghai Intchains is entitled to a preferential Enterprise Income Tax (“EIT”) rate of 15% for the period from 2022 to 2027, provided that it continues to maintain its HNTE qualification and completes the requisite EIT filing procedures with the relevant tax authorities. In addition, Shanghai Intchains is qualified as an integrated circuit design enterprise and enjoying a 5-year tax holiday (two years full exemption followed by three years half reduction) beginning from 2021 after utilizing all prior years’ tax losses. The Group’s other PRC subsidiaries are subject to the statutory income tax rate of 25%.

The carry forward period for net operating losses under the EIT Law is five years for general enterprises and ten years for HNTE and all tax losses have been utilized during the year of 2021. However, Shanghai Intchains is eligible to enjoy a preferential tax rate of 0% after utilizing all prior year’s tax losses from 2021 to 2022 and 12.5% from 2023 to 2025.

(f)	PRC Withholding Income Tax on Dividends

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.”

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a Foreign- invested Enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.

As of December 31, 2024 and 2025, the Company did not record any withholding tax on the retained earnings of its subsidiaries in the PRC as the Group does not have any plan to require its PRC subsidiaries to distribute their retained earnings and intends to retain them to operate and expand its business in the PRC.

Loss before provision for income taxes after the adoption of ASU 2023-09 was as follows:

For the year ended December 31, 2025
(in thousands)
PRC	(81,038)
Foreign	(2,817)
Total	(83,855)

The components of provision for income taxes after the adoption of ASU 2023-09 were as follows:

For the year ended December 31, 2025
(in thousands)
Current tax	531
PRC	907
Foreign	(376)
Deferred taxation	(36,854)
PRC	(36,204)
Foreign	(650)
Income tax benefit	(36,323)

The components of provision for income before the adoption of ASU 2023-09 were as follows:

	For the year ended December 31,
	2023	2024
	(in thousands)
Current tax	4,185	14,723
Deferred taxation	(12,941)	(16,043)
Income tax benefit	(8,756)	(1,320)

The amounts of cash income taxes paid by the Group after the adoption of ASU 2023-09 were as follows:

For the year ended December 31, 2025
(in thousands)
PRC	1,382
Singapore	325
Total	1,707

The amount of cash income taxes paid by the Group during the years ended December 31, 2023 and 2024 was RMB4,790,000 and RMB15,422,000, respectively.

A reconciliation between the effective income tax rate and the PRC statutory income tax rate after the adoption of ASU 2023-09 is as follows:

	For the year ended December 31, 2025
	(in thousands)%
PRC statutory income tax rates	(20,964)	25.00%
Foreign tax effects	(70)	0.08%
Effect of PRC preferential tax rates and tax holiday	(9,336)	11.14%
Nontaxable or nondeductible items
Share-based compensation expense	1,154	(1.38)%
Others	27	(0.03)%
Effect of additional deduction of research and development expense	(7,249)	8.65%
Effect of intercompany transactions	(900)	1.07%
Effect of tax losses and temporary differences not recognized	(64)	0.08%
Change in valuation allowance	1,079	(1.29)%
Total	(36,323)	43.32%

A reconciliation between the effective income tax rate and the PRC statutory income tax rate before the adoption of ASU 2023-09 is as follows:

	For the year ended December 31,
	2023	2024
PRC statutory income tax rates	25.00%	25.00%
Effect of different tax rates available to different jurisdictions	(1.25)%	(10.95)%
Effect of preferential tax rates and tax holiday	(12.20)%	5.07%
Effect of expenses not deductible for tax purposes (i)	(1.56)%	2.55%
Effect of additional deduction of research and development expense	13.01%	(26.14)%
Effect of tax losses and temporary differences not recognized	1.64%	2.84%
Change in valuation allowance	—	(1.00)%
Total	24.64%	(2.63)%

(i)	Expenses not deductible for tax purposes primarily consist of share-based compensation expense and entertainment expenses exceeding the pre-tax deduction limit.

Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	(in thousands)
Deferred tax assets:
Accrued expense and others	324	288
Inventory provision	10,090	35,313
Impairment on prepayment	696	72
Provision of purchase commitment	60	—
Impairment of long-lived assets	32	47
Product warranty	24	57
Intercompany unrealized profit	—	4,506
Tax loss	19,145	28,066
Total deferred tax assets before valuation allowance	30,371	68,349
Valuation allowance	—	(1,079)
Total deferred tax assets	30,371	67,270
Deferred tax liabilities:
Unrealized gain and accrued interest income on investments	(264)	(290)
Accelerated tax depreciation	(1,165)	(1,184)
Total deferred tax liabilities	(1,429)	(1,474)
Presentation in the consolidate balance sheet:
Deferred tax assets, net	28,942	65,796

In accordance with ASC 740, for each tax-paying entity within a particular jurisdiction, all deferred tax assets and liabilities shall be offset and presented as a single amount within a particular tax jurisdiction rather than on a legal entity by entity basis. Therefore, certain non-current deferred tax assets and liabilities of the Group were offset and presented on a net basis on the consolidated balance sheets of the Group.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2025, the Group did not have any significant unrecognized uncertain tax positions.

As of December 31, 2024 and 2025, the Group had tax loss carry-forwards of approximately RMB128,627,000 and RMB141,754,000 derived from two and four PRC subsidiaries, respectively. The operating losses can be carried forward for ten and five years to offset future taxable profit for the subsidiary qualified as HNTE and other PRC subsidiaries, respectively. The PRC entity’s tax losses of RMB RMB359,000, 67,448,000 and RMB73,947,000 will expire, if unused, by 2029, 2030 and 2034, respectively. Other than the expiration, there are no other limitations or restrictions upon the Company’s ability to use these operating loss carryforwards. As of December 31, 2024 and 2025, the Group had taxable losses of nil and RMB269,000 derived from the entity in Hong Kong, respectively, which can be carried forward with no expiration date.

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. If events occur in the future that allow the Group to realize part or all its deferred income tax, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur. As of December 31, 2023, the valuation allowance of RMB503,000 was principally related to the tax loss from the entity in Singapore, due to the Group did not believe that sufficient positive evidence existed to conclude that the recoverability of deferred tax assets of the entity in Singapore was more likely than not to be realized. As of December 31, 2024, the entity in Singapore derived sufficient revenue and the allowance was fully reversed.As of December 31, 2025, the valuation allowance of RMB1,079,000 was principally related to the tax loss from the two entities in PRC and one entity in Hong Kong, due to the Group did not believe that sufficient positive evidence existed to conclude that the recoverability of deferred tax assets was more likely than not to be realized.

The following table sets forth the movement of the valuation allowances for deferred tax assets for the periods presented:

	For the year ended December 31,
	2023	2024	2025
	(in thousands)
Beginning balance	—	503	—
Additions during the year	503	—	1,079
Reverse during the year	—	(503)	—
Ending balance	503	—	1,079